Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
37.	FINANCIAL INSTRUMENTS
Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying Amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financal assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total
2020
Financial assets measured at fair value
- Environmental trust funds	7.4	—	—	—	7.4	7.4
- Trade receivables from provisional copper sales	23.7	—	—	—	23.7	23.7
- Investments	—	42.4	—	—	42.4	42.4
- Asanko redeemable preference shares	—	92.6	—	—	92.6	92.6
- Warrants	12.9	—	—	—	12.9	12.9
- Gold and foreign currency derivatives contracts	113.3	—	—	—	113.3	113.3

Total	157.3	135.0	—	—	292.3	292.3

Financial assets not measured at fair value
- Environmental trust funds	—	—	71.9	—	71.9	71.9
- Loan advanced - contractor	—	—	68.4	—	68.4	68.4
- Trade and other receivables	—	—	29.5	—	29.5	29.5
- Cash and cash equivalents	—	—	886.8	—	886.8	886.8

Total	—	—	1,056.6	—	1,056.6	1,056.6

Financial liabilities measured at fair value
- Copper and oil derivative contracts	29.1	—	—	—	29.1	29.1

Total	29.1	—	—	—	29.1	29.1

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,526.9	1,526.9	1,689.8
- Trade and other payables	—	—	—	452.0	452.0	452.0
- Lease liabilities	—	—	—	429.0	429.0	429.0

Total	—	—	—	2,407.9	2,407.9	2,570.8

2019
Financial assets measured at fair value
- Environmental trust funds	7.2	—	—	—	7.2	7.2
- Trade receivables from provisional copper sales	22.8	—	—	—	22.8	22.8
- Investments	—	47.9	—	—	47.9	47.9
- Asanko redeemable preference shares	—	95.5	—	—	95.5	95.5
- Warrants	11.7	—	—	—	11.7	11.7
- Oil derivatives contracts	1.1	—	—	—	1.1	1.1

Total	42.8	143.4	—	—	186.2	186.2

Financial assets not measured at fair value
- Environmental trust funds	—	—	62.3	—	62.3	62.3
- Trade and other receivables	—	—	51.4	—	51.4	51.4
- Cash and cash equivalents	—	—	515.0	—	515.0	515.0

Total	—	—	628.7	—	628.7	628.7

Financial liabilities measured at fair value
- Gold and foreign exchange derivative contracts	127.6	—	—	—	127.6	127.6

Total	127.6	—	—	—	127.6	127.6

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,845.8	1,845.8	1,952.4
- Trade and other payables	—	—	—	385.3	385.3	385.3
- Lease liabilities	—	—	—	332.9	332.9	332.9

Total	—	—	—	2,564.0	2,564.0	2,670.6

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Trade and other receivables, trade and other payables and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity of these instruments.
Loan advanced - contractor
The fair value of the loan advanced to contractor approximates the carrying amount, determined using the discounted cash flow method using market related interest rates.
Investments and redeemable preference shares
The fair value of publicly traded instruments (listed investments) is based on quoted market values. Asanko redeemable preference shares are accounted for at fair value based on the expected cash flows as set out in note 17.
Warrants
Warrants are measured at fair value, using a standard European call option format based on a standard option theory model, with adjustments to the fair value being recognised in profit or loss.
Oil, gold, copper and foreign exchange derivative contracts
The fair values of these contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, interest rates and volatilties.
Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Borrowings
The
5-year
notes and the
10-year
notes (2019: 2020 notes, the
5-year
notes and the
10-year
notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method using market related interest rates.

Fair value hierarchy
The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:
Level
 1
Unadjusted quoted prices in active markets for identical assets or liabilities;
Level
 2
Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level
 3
Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the year ended 31 December 2020 and 2019.
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2020				2019
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental trust funds	7.4	—	7.4	—	7.2	—	7.2	—
Trade receivables from provisional copper sales	23.7	—	23.7	—	22.8	—	22.8	—
Investments - listed	42.4	42.4	—	—	47.9	47.9	—	—
Asanko redeemable preference shares	92.6	—	—	92.6	95.5	—	—	95.5
Warrants	12.9	—	12.9	—	11.7	—	11.7	—
Gold derivative contracts	27.3	—	27.3	—	—	—	—	—
Foreign currency derivative contracts	86.0	—	86.0	—	—	—	—	—
Oil derivative contracts	—	—	—	—	1.1	—	1.1	—
Financial assets not measured at fair value
Environmental trust funds	71.9	—	71.9	—	62.3	—	62.3	—
Loan advanced - contractor	68.4		—	68.4
Financial liabilities measured at fair value
Copper derivative contracts	14.0	—	14.0	—	—	—	—	—
Oil derivative contracts	15.1	—	15.1	—	—	—	—	—
Gold derivative contracts	—	—	—	—	127.3	—	127.3	—
Foreign currency derivative contracts	—	—	—	—	0.3	—	0.3	—
Financial liabilities not measured at fair value
Borrowings	1,689.8	1,156.3	—	533.5	1,952.4	1,700.4	—	252.0
Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Trade receivables from provisional copper sales
Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within Level 2 of the fair value hierarchy.
Listed investments
Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.
Asanko redeemable preference shares
The fair value is based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine
model. Refer note 17 for key inputs.
Warrants
Warrants are measured at fair value through profit or loss. The fair value is determined using a standard European call option format based on a standard option theory model.
Oil, gold, copper and foreign exchange derivative contracts
The fair values of these contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, interest rates, volatilties and exchange rates.
Borrowings
The
5-year
notes and the
10-year
notes (2019: 2020 notes, the
5-year
notes and the
10-year
notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices and are classified within level 1 of the fair value hierarchy. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method and market related interest rates and are classified within level 3 of the fair value hierarchy.
Loan advanced - contractor
The fair value of the contractor loan approximates its carrying amount, determined using the discounted cash flow method and market related interest rates and is classified within level 3 of the fair value hierarchy.